prepaid expenses (Details) - USD ($) $ in Thousands	6 Months Ended
	Dec. 31, 2023	Dec. 18, 2023	Jun. 30, 2023	Jun. 30, 2022
Prepaid Expenses
Prepaid insurance	$ 2,566		$ 29
Other prepaid expense	24		15
Prepaid expenses	$ 2,590	$ 1,325	$ 44	$ 31
period of insurance cover (in years)	1 year